Details of Significant Accounts - Schedule of Cost of Inventories Recognized as Expense (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cost of Inventories Recognized as Expense [Abstract]
Cost of goods sold	$ 22,038	$ 14,090
Loss on decline in market	1,076	12,302
Unallocated overheads	1,648	2,036
Total	$ 24,762	$ 28,428